Inventories (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021
Inventories
Raw materials	€ 3,618	€ 2,978
Work in progress	7,868	6,504
Total	€ 11,486	€ 9,482